Equity Compensation Plans and Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Compensation Plans and Share-Based Compensation
EQUITY COMPENSATION PLANS AND SHARE-BASED COMPENSATION
The Company has previously adopted equity and share-based compensation plans to attract and retain executives, directors and key employees. During 2011, the Company's shareholders approved the 2011 Long-Term Incentive Plan, which allows for additional equity grants. Under these plans, the Company has granted qualified and non-qualified common stock options and nonvested common stock awards to officers, directors and other key employees. At December 31, 2013, 1,074,000 shares were reserved for future grants under the plans.

Stock Options

Historically, common stock options have been granted to purchase the Company's common stock at an exercise price equal to or greater than the fair market value at the date of grant and generally have a maximum duration of ten years. The Company typically issues shares of common stock to satisfy option exercises.

Stock options outstanding as of December 31, 2013, are as follows (in thousands, except exercise price and life):

Range of				Weighted-Average	Currently
Exercise Prices			Options	Remaining Life	Exercisable
$10.00	-	$15.00	170	1.8	170
$15.01	-	$20.00	779	1.6	779
$20.01	-	$25.00	13	3.3	4
$35.01	-	$40.00	90	7.4	—
			1,052	2.2	953

A summary of stock option activity for the years ended December 31, 2013, 2012 and 2011, is as follows (in thousands, except exercise price):

	2013		2012		2011
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
	Underlying	Exercise	Underlying	Exercise	Underlying	Exercise
	Shares	Price	Shares	Price	Shares	Price
Outstanding at beginning of year	1,635	$18.51	2,109	$16.39	2,292	$14.63
Granted	—	—	—	—	90	39.11
Exercised	(573)	16.12	(474)	9.06	(273)	9.08
Canceled or forfeited	(10)	10.00	—	—	—	—
Outstanding at end of year	1,052	19.90	1,635	18.51	2,109	16.39

Exercisable at end of year	953	18.05	1,512	17.35	1,950	15.48

At December 31, 2013, the aggregate intrinsic value for the stock options outstanding was $44,098,000, of which $41,741,000 was exercisable at the end of the year, with weighted-average remaining contractual terms of 2.2 years. The aggregate intrinsic value reflects the total pre-tax intrinsic value (the difference between the Company's closing stock price on the last trading day of the period and the exercise price of the options, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013.

The total intrinsic value of options exercised for fiscal 2013, 2012 and 2011, was $22,375,000, $16,878,000 and $6,345,000, respectively. The intrinsic values are based on the closing price of the Company's stock on the date of exercise. The Company typically issues shares of common stock to satisfy option exercises.

There were no common stock options granted in fiscal 2013 and 2012. The common stock options granted in 2011 have a ten year life and vest annually during periods ranging from five to ten years from the date of grant. The fair value of option grants in 2011 were estimated at the date of the grant using a Black-Scholes option pricing model with the following weighted-average assumptions: expected volatility was 40.0%; risk-free interest rate was 1.0%; expected terms of options was 7.25 years; and weighted-average fair value of options granted was $15.27.

Nonvested Common Stock Awards

The Company has granted nonvested common stock awards (also known as "restricted stock") to Company officers and to the non-management members of the Board of Directors under the Company's incentive plans. The nonvested common stock awards are issued as common shares upon vesting. The 2013 awards included 1,000 shares, which vest ratably over time through 2020. The 2012 awards included 50,000 shares with performance-based criteria with measurement periods beginning in 2012 through 2015 and 50,000 shares with performance-based criteria with measurement periods beginning in 2013 through 2016. The vesting performance criteria for awards with a measurement period beginning in 2012 relate to the Company's growth in net income from continuing operations compared to the 2011 base period. The vesting performance criteria for awards with a measurement period beginning in 2013 relate to the Company's growth in earnings per share from continuing operations compared to the 2012 base period. All other 2012 awards vest ratably over time through 2019. The 2011 awards included 50,000 shares with performance-based criteria with measurement periods beginning in 2011 through 2015. The vesting performance criteria for each year relate to the Company's growth in net income from continuing operations compared to the 2010 base period. All other 2011 awards vest ratably over time through 2018. The grant date fair value of the nonvested awards is based on the Company's closing stock price on the day of the grant date, and the grant date fair value of performance award units is based on the maximum amount of the award expected to be achieved. The amount attributable to award grants is amortized to expense over the vesting periods.

The following table summarizes the nonvested common stock award activity during 2013, 2012 and 2011 (in thousands, except fair value amounts):

	2013		2012		2011
		Weighted-		Weighted-		Weighted-
		Average		Average		Average
		Fair Value		Fair Value		Fair Value
	Underlying	at Date	Underlying	at Date	Underlying	at Date
	Shares	of Grant	Shares	of Grant	Shares	of Grant
Outstanding at beginning of year	153	$39.24	76	$30.74	33	$28.50
Granted	1	51.70	108	43.45	59	31.59
Vested	(8)	32.97	(31)	33.04	(16)	29.26
Canceled or forfeited	(29)	39.49	—	—	—	—
Outstanding at end of year	117	39.91	153	39.24	76	30.74

Nonvested common stock awards vesting in 2013, 2012 and 2011 had an aggregate intrinsic value of $224,000, $1,469,000 and $578,000, respectively, based on the closing price of the Company's stock on the date of vesting. The outstanding award units had an aggregate intrinsic value of $7,229,000 at December 31, 2013.

Share-Based Compensation Expense

The Company's net income includes the following compensation costs related to share-based compensation arrangements (in thousands):

	Year Ended December 31,
	2013	2012	2011
Gross compensation costs:
Stock options	$158	$134	$112
Nonvested stock	395	1,166	630
Total gross compensation costs	553	1,300	742

Income tax benefits:
Stock options	(55)	(45)	(39)
Nonvested stock	(138)	(217)	(217)
Total income tax benefits	(193)	(262)	(256)

Net compensation expense	$360	$1,038	$486

Tax benefit realized from stock options exercised during the year	$7,805	$5,841	$2,088

As of December 31, 2013, the total compensation cost related to nonvested stock options not yet recognized was $680,000 and is expected to be recognized over the weighted-average period of 2.5 years. As of December 31, 2013, the total compensation cost related to nonvested common stock awards not yet recognized was $4,253,000 and is expected to be recognized over the weighted-average period of 1.9 years. There was $1,288,000, $0 and $0 of excess tax benefit over exercise price recorded as increases to additional paid-in capital in fiscal 2013, 2012 and 2011, respectively.